Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes

Loss from operations before provision (benefit) for income taxes and associated tax provision (benefit) are summarized in the following table:

	Years ended December 31,
Net Loss	2023		2022
Domestic		$(2,384,802)		$(1,430,872)
Foreign		-		-
		$(2,384,802)		$(1,430,872)

Current
Federal		$-		$-
State
Foreign		-		-
Total Current	$		$

Deferred
Federal		$(590,371)		$(270,482)
State		(112,452)		(51,521)
Foreign		-		-
Total Deferred		(702,823)		(322,003)
Less Increase in Allowance		702,823		322,003
Net Deferred		$-		$-

Total Income Tax Provision	$		$

Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities are summarized below:

	Years ended December 31,
	2023	2022
Deferred Tax Assets (Liabilities):
Net Operating Loss Carry-Forwards	$4,273,846	$3,677,645
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	118,228	67,477
Beneficial Conversion Feature	609,101	556,265
Loss Reserve	457	457
Accrued Compensation	37,326	35,146
Other	32,364	31,509
Total	5,050,802	4,347,979
Less Valuation Allowance	(5,050,802)	(4,347,979)
Net Deferred Tax Assets (Liabilities)	$-	$-

Schedule of Reconciliation of the Income Tax Provision

A reconciliation of the income tax provision using the statutory U.S. income tax rate compared with the actual income tax provision reported on the consolidated statements of operations is summarized in the following table:

	Years ended December 31,
	2023	2022
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00	4.00
Change in valuation allowance	(29.47)	(22.50)
Stock based compensation	2.13	1.08
Permanent differences	0.04	0.11
Other	2.31	(3.69)
Effective tax rate benefit (provision)	-%	-%